Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]
ASSETS
Cash and cash equivalents	$ 42,301	$ 78,734
Short-term investments	322,353	280,550
Investments held to maturity		3,087
Accounts receivable, net	132,845	121,552
Unbilled revenue	30,060	30,731
Advance income taxes	8,341	4,325
Deferred income taxes	18,992	35,542
Prepaid expenses	4,128	3,653
Receivables from related parties	8,172	65
Other current assets	5,442	18,314
Total current assets	572,634	576,553
Advance income taxes	15,162	4,583
Deferred income taxes	11,630	16,622
Investment in affiliate	584	489
Leasehold land	90,339	24,700
Other assets	11,320	11,710
Property and equipment, net	131,102	136,236
Intangible assets, net	160,217	32,229
Goodwill	484,257	69,661
Total assets	1,477,245	872,783
LIABILITIES AND SHAREHOLDERS' EQUITY
Capital lease obligations	72	83
Accounts payable	5,618	5,822
Billings in excess of costs and estimated earnings on uncompleted contracts	18,704	17,921
Income taxes payable	775	2,988
Accrued expenses	48,666	60,437
Payable to related parties	5,906	64
Deferred revenue	1,546	4,510
Other current liabilities	39,009	31,001
Total current liabilities	120,296	122,826
Capital lease obligations, excluding current portion	154	136
Other liabilities	10,253	22,407
Income taxes payable	24,191	26,599
Deferred income taxes	58,472	980
Total liabilities	213,366	172,948
Commitments and Contingencies (Note 25)
Shareholders' equity:
Common shares, par value Rs. 2 per share: 250,000,000 shares authorized; 134,494,133 and 131,419,080 shares issued and outstanding as of December 31, 2011 and 2010, respectively	5,949	5,815
Additional paid-in capital	1,449,134	296,028
Retained earnings	47,321	402,470
Accumulated other comprehensive loss	(238,525)	(4,478)
Total shareholders' equity	1,263,879	699,835
Total liabilities and shareholders' equity	$ 1,477,245	$ 872,783